13F-HR

FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2007

Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       JS Asset Management, LLC
Address:    One Tower Bridge
            100 Front St, Suite 501
            West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Brian McCafferty
Title: Head Trader

Phone: 610-234-2209

Signature                      City     State       and    Date of Signing:
Brian McCafferty             West Conshohocken PA             8/10/2007
------------------         -----------------------          ---------------
Signature                       City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         1
Form 13F Information Table Entry Total:    --
Form 13F Information Table Value Total: $ 252,439
List of Other Included Managers:  Russell Investment Group File# 28-01190


                              TITLE OF                                       INVESTMENT DISCRETION  OTHER       VOTING AUTHORITY
ISSUER NAME                     CLASS        CUSIP        MKT VAL     SHARES   SOLE(A)    SHARED    MNGRS   SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMR Corporation             Common Stock   001765106     1612356.5     61190    Sole         0        0     59130     0        2060
AU Optronics Corp. ADR      Common Stock   002255107     9049969.2    526161    Sole         0        0    488881     0       37280
Abitibi Consolidated Inc.   Common Stock   003924107    10387813.8   3533270    Sole         0        0   3330960     0      202310
Aegean Marine
  Petroleum Network Inc     Common Stock   Y0017S102        685080     36000    Sole         0        0     33400     0        2600
AirTran Holdings Inc        Common Stock   00949P108       1289652    118100    Sole         0        0     95300     0       22800
Alcatel ADR                 Common Stock   013904305      12990404    927886    Sole         0        0    880626     0       47260
Alliance Semiconductor Inc. Common Stock   01877h100        605975    121195    Sole         0        0     66495     0       54700
American Axle and
  Manufacturing Holdings    Common Stock   024061103        127366      4300    Sole         0        0      4300     0           0
American Equity Investment
  Life Holding Co           Common Stock   025676206        378104     31300    Sole         0        0     31300     0           0
American home Mortgage
  Investment Corp           Common Stock   02660R107       4067494    221300    Sole         0        0    185300     0       36000
Annaly Mortgage
  Management Inc.           Common Stock   035710409       1146390     79500    Sole         0        0     79500     0           0
Arch Coal Inc               Common Stock   039380100       2449920     70400    Sole         0        0     59600     0       10800
BankUnited Financial Corp   Common Stock   06652B103        710478     35400    Sole         0        0     29100     0        6300
BearingPoint Inc.           Common Stock   074002106    9278180.95   1269245    Sole         0        0   1162695     0      106550
Bowater Inc.                Common Stock   102183100       1327340     53200    Sole         0        0     47400     0        5800
Building Materials
  Holding Corp              Common Stock   120113105        600237     42300    Sole         0        0     42300     0           0
Capital One Financial Corp  Common Stock   14040H105       3318012     42300    Sole         0        0     41000     0        1300
Cavalier Homes Inc          Common Stock   149507105        235209     48100    Sole         0        0     48100     0           0
Champion Enterprises Inc    Common Stock   158496109        752978     76600    Sole         0        0     63600     0       13000
Citigroup Inc.              Common Stock   172967101    7056324.33    137577    Sole         0        0    132067     0        5510
Conseco Inc.                Common Stock   208464883        415711     19900    Sole         0        0     19900     0           0
Cooper Tire & Rubber Co.    Common Stock   216831107        165720      6000    Sole         0        0      6000     0           0
Countrywide Financial Corp. Common Stock   222372104    13611257.5    374450    Sole         0        0    347100     0       27350
Cytec Industries Inc.       Common Stock   232820100         57393       900    Sole         0        0       900     0           0
Dell Inc.                   Common Stock   24702r101     7904638.5    276870    Sole         0        0    261800     0       15070
Delta Air Lines Inc.        Common Stock   247361702        248220     12600    Sole         0        0      6500     0        6100
Fannie Mae                  Common Stock   313586109   16090909.66    246302    Sole         0        0    229702     0       16600
Fleetwood Enterprises       Common Stock   339099103        928530    102600    Sole         0        0     66000     0       36600
Ford Motor Company          Common Stock   345370860       2330508    247400    Sole         0        0    236500     0       10900
Freddie Mac                 Common Stock   313400301    15658536.2    257966    Sole         0        0    238236     0       19730
Furniture Brands
  International Inc         Common Stock   360921100        552380     38900    Sole         0        0     38900     0           0
Gencorp Inc                 Common Stock   368682100        393407     30100    Sole         0        0     25200     0        4900
General Electric            Common Stock   369604103       2692998     70350    Sole         0        0     68240     0        2110
Genworth Financial Inc.     Common Stock   37247d106       7499200    218000    Sole         0        0    211400     0        6600
Horton (D.R.) Inc.          Common Stock   23331a109     6650441.7    333690    Sole         0        0    309700     0       23990
Hovnanian Enterprises       Common Stock   442487203        606651     36700    Sole         0        0     36700     0           0
Hudson Highland Group Inc.  Common Stock   443792106       1108002     51800    Sole         0        0     39100     0       12700
JP Morgan Chase and Co.     Common Stock   46625h100    2459467.35     50763    Sole         0        0     47383     0        3380
Learning Tree
  International Inc         Common Stock   522015106      104983.4      8014    Sole         0        0      8014     0           0
Levitt Corp                 Common Stock   52742P108        123533     13100    Sole         0        0      2300     0       10800
Libbey Inc.                 Common Stock   529898108        679455     31500    Sole         0        0     21400     0       10100
MGIC Investment Corp.       Common Stock   552848103    2362703.58     41553    Sole         0        0     40263     0        1290
MasTec Inc.                 Common Stock   576323109        180348     11400    Sole         0        0     11400     0           0
Mirant Corp                 Common Stock   60467R100     6605205.5    154870    Sole         0        0    147800     0        7070
Motorola Inc                Common Stock   620076109       2559420    144600    Sole         0        0    135900     0        8700
Navistar International
  Corp Holding              Common Stock   63934e108         79200      1200    Sole         0        0      1200     0           0
New York Community
  Bancorp Inc.              Common Stock   649445103       1334368     78400    Sole         0        0     70400     0        8000
Nortel Networks Corp.       Common Stock   656568508     1804423.4     75028    Sole         0        0     71693     0        3335
Oriental Financial
  Group Inc                 Common Stock   68618W100        757154     69400    Sole         0        0     46000     0       23400
Peabody Energy Corp         Common Stock   704549104       8481014    175300    Sole         0        0    161100     0       14200
Pilgrim's Pride Corp        Common Stock   721467108        496210     13000    Sole         0        0      9200     0        3800
Pulte Homes                 Common Stock   745867101       6413965    285700    Sole         0        0    266900     0       18800
Qimonda AG                  Common Stock   746904101        423330     27400    Sole         0        0     27400     0           0
Reliant Energy Inc.         Common Stock   75952b105   11722684.05    434979    Sole         0        0    409689     0       25290
Safeway Inc.                Common Stock   786514208     1025323.9     30130    Sole         0        0     29030     0        1100
Sanmina-SCI Corp.           Common Stock   800907107    3888830.94   1242438    Sole         0        0   1190088     0       52350
Sanofi-Aventis ADR          Common Stock   80105n105    8194783.92    203496    Sole         0        0    188996     0       14500
Spectrum Brands Inc.        Common Stock   84762L105        771103    113900    Sole         0        0     94000     0       19900
Sprint Nextel Corp.         Common Stock   852061100       8588437    414700    Sole         0        0    397950     0       16750
Tyco International          Common Stock   G9143X208    7213860.89    213491    Sole         0        0    205491     0        8000
Tyson Foods Inc.            Common Stock   902494103     5883494.4    255360    Sole         0        0    241500     0       13860
UAL Corp.                   Common Stock   902549807       8251947    203300    Sole         0        0    195480     0        7820
US Airways Group Inc.       Common Stock   90341w108        556968     18400    Sole         0        0     15000     0        3400
W Holding Company Inc       Common Stock   929251106       3019896   1143900    Sole         0        0   1055500     0       88400
Washington Mutual Inc.      Common Stock   939322103    12927168.8    303170    Sole         0        0    282400     0       20770
iShares Russell
  1000 Value Index Fd.      Common Stock   464287598        546462      6300    Sole         0        0      5300     0        1000